Employee Benefits (Restricted Stock Award Activity) (Details) (USD $)	12 Months Ended
Oct. 31, 2012
Employee Benefits [Abstract]
Balance at October 31, 2011, Shares	449,992
Granted, Shares	399,733
Vested, Shares	(259,572)
Balance at October 31, 2012, Shares	590,153
Balance at October 31, 2011, Weighted-average grant date fair value	$ 3.99
Granted, Weighted-average grant date fair value	$ 3.45
Vested, Weighted-average grant date fair value	$ 3.67
Balance at October 31, 2012, Weighted-average grant date fair value	$ 3.77